Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of the Company is presented to assist in understanding the Company's financial statements. The financial statements and notes are representations of the Company's management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Accounting Method

The Company's financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Accounting for Stock Options and Stock Awards Granted to Employees and Nonemployees

All transactions in which goods or services are received for the issuance of shares of the Company's common stock or options to purchase shares of common stock are accounted for based on the fair value of the goods or services received or the fair value of the equity interest issued, whichever is more reliably measurable. The Company estimates the fair value of stock-based compensation using the Black-Scholes model, which requires the input of some subjective assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them ("expected life"), the estimated volatility of the Company's common stock price over the expected term ("volatility"), the risk-free interest rate and the dividend yield. Changes in the subjective assumptions can materially affect the estimate of the fair value of stock-based compensation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Significant estimates used in preparing these financial statements include those assumed in estimating the number of gold ounces in and costing of inventories, the recoverability of the cost of mining claims, asset retirement obligation, stock-based compensation, determination of the fair value of common stock issued, deferred tax assets and related valuation allowances. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to conform prior periods' amounts to the current presentation. These reclassifications have no effect on the results of operations, stockholders' equity, and cash flows previously reported.

Cash and Cash Equivalents

The Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less when purchased to be cash equivalents.

Reclamation bonds

Reclamation bonds primarily represent bonds and are restricted primarily for reclamation funding which are carried at cost plus earned interest. Reclamation bonds are shown as a non-current asset and is included in the balance sheet. See Note 4.

Inventories

The recovery of gold from certain oxide ores is achieved through the heap leaching process. Under this method, mineralized material is placed on a leach pad where it is treated with a chemical solution, which dissolves the gold contained in the material. The resulting "pregnant" solution is further processed in a plant where gold is recovered. The Company records ore on leach pad, solution in carbon columns in process and gold concentrate, at average production cost per gold ounce, less provisions required to reduce inventory to net realizable value. Production costs include the cost of mineralized material processed; direct and indirect materials and consumables; direct labor; repairs and maintenance; utilities; amortization of property, equipment, and mineral properties; and mine administrative expenses. Costs are removed from ore on leach pads as ounces are recovered, based on the average cost per recoverable ounce of gold on the leach pad.

Estimates of recoverable gold on the leach pad are calculated from the quantities of material placed on the leach pad (measured tons added to the leach pad), the grade of material placed on the leach pad (based on assay data) and an estimated recovery percentage (based on ore type). The nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, actual gold ounces recovered are regularly monitored and estimates are refined based on actual results over time. As of December 31, 2019, the Company had a limited operating history and actual results only over a short period of time. Due to this, estimates of recoverable gold are based primarily on initial tests with only limited refinements.

Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold from a leach pad will not be known until the leaching process is concluded. The quantification of material inventory on the leach pad is based on estimates of the quantities of gold at each balance sheet date that the Company expects to recover during the next 12 to 18 months. At the end of each reporting period, inventory is adjusted to the lower of average cost or net realized value. See Note 5.

Property and Equipment

Property and equipment are stated at cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. The Company evaluates the recoverability of property and equipment when events and circumstances indicate that such assets might be impaired. The Company determines impairment by comparing the undiscounted future cash flows estimated to be generated by these assets to their respective carrying amounts. Maintenance and repairs are expensed as incurred. Replacements and betterments that extend the useful life of the property and equipment are capitalized. The cost and related reserves of assets sold or retired are removed from the accounts and any resulting gain or loss is reflected in results of operations. See Note 6.

Mineral Properties and Interests

The Company capitalizes costs for acquiring mineral properties and ongoing mineral lease payments and expenses costs to maintain mineral rights. Upon reaching the production stage, the capitalized costs are amortized using the units-of-production method on the basis of periodic estimates of ore reserves. Estimates for ore reserves are a key component in determining units of production rates. Estimates of ore reserves, mineralized material, and other resources may change, possibly in the near term, resulting in changes to rates in future reporting periods. The Company does not have proven and probable reserves at this time.

Mineral properties are periodically assessed for impairment of value, and any subsequent losses are charged to operations at the time of impairment. If a property is abandoned or sold, its capitalized costs are charged to operations. Mine property costs include the building of infrastructure of the processing facility including the heap leach pad and the carbon in column process plant along with water wells, roads and fencing. These costs are capitalized until ready for their intended use at which time they are amortized using the units of production method based on projected units of production which approximates the estimated life of the facility. Additionally, interest is capitalized to mine development until such assets are ready for their intended use. See Note 7.

Mineral Exploration and Development Costs

Until proven and probable reserves (as defined by SEC Guide 7) are established, all exploration expenditures are expensed as incurred. Once such reserves are established, expenditures to develop new mines, to define further mineralization in existing ore bodies, and to expand the capacity of operations, are capitalized and will be amortized on units of production basis over proven and probable reserves. Previously capitalized costs are expensed in the period the property is abandoned.

Impairment of Long-Lived Assets

The Company evaluates the carrying amounts of its long-lived assets for impairment whenever events and circumstances indicate the carrying value may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. Estimated undiscounted future net cash flows from each mineral property are calculated using estimated future production, three-year average metals prices, operating capital and costs, and reclamations costs. An impairment loss is recognized when the estimated discounted future cash flows expected to result from the use of an asset are less than the carrying amount of the asset. The Company's estimates of future cash flows are subject to risks and uncertainties. It is reasonably possible that changes in estimates could occur which may affect the expected recoverability of the Company's investments in mineral properties.

Provision for Taxes

Income taxes are provided based upon the liability method of accounting. Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the "more likely than not" standard to allow recognition of such an asset. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for income tax purposes.

When applicable, the Company will recognize a liability for unrecognized tax benefits. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. See Note 16.

Earnings Per Share

Basic earnings per share includes no dilution and is computed by dividing net income (loss) available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of the Company.

	2019	2018
Net income (loss)	$(3,776,293)	$21,344,498
Deemed capital contribution on extinguishment of preferred stock	-	4,068,720
Net income (loss) available to common shareholders - basic	(3,776,293)	25,413,218
Interest expense on convertible notes payable -related parties	-	74,465
Net income (loss) available to common shareholders - diluted	$(3,776,293)	$25,487,683

Weighted average shares outstanding - basic	25,591,877	19,196,808
Dilutive shares – convertible notes payable – related parties	-	3,457,603
Weighted average shares outstanding - diluted	25,591,877	22,654,411

Basic income (loss) per share	$(0.15)	$1.32
Diluted income (loss) per share	$(0.15)	$1.12

At December 31, 2019 and 2018, the common stock equivalents of 2,400,000 associated with the Company's outstanding stock options were excluded from the calculation of diluted earnings per share because in 2019 the options were antidilutive due to the net loss for the period and in 2018 the options' exercise price was not lower than the average share price during the year.

Revenue Recognition

The Company's product consists of gold bearing carbon which is shipped offsite to be turned into an unrefined gold concentrate, which is then further refined to become gold and silver bullion known as doré. Revenue is recognized upon the completion of the performance obligations and transfer of control of the product to the customer, and when the transaction price can be determined or reasonably estimated.

Management has determined the performance obligation is met and title is transferred when the Company delivers the doré to the customer because, at that time, (i) legal title is transferred to the customer, (ii) the customer has accepted the doré and obtained the ability to realize all of the benefits from the product, (iii) the doré content specifications are known, have been communicated to the customer, and the customer has the significant risks and rewards of ownership to it, and (iv) the Company has the right to payment for the doré. The performance obligation is met, the transaction price is known, and revenue is recognized at the time of transfer of control of the agreed-upon metal quantities to the customer.

Sales and accounts receivable for sales are recorded net of charges from the customer which represent components of the transaction price. Charges are estimated by management upon transfer of risk based on contractual terms, and actual charges typically do not vary materially from management's estimates. Revenue from the sale of dore may be subject to adjustment upon final settlement of estimated metal prices, weights and assays, and are recorded as adjustments to revenue in the period of final settlement of prices, weights and assays; such adjustments are typically not material in relation to the initial invoice amounts. Revenue proceeds are recorded net of the impact of royalties and participation agreements. See Note 18.

Reclamation and Remediation

The Company's operations have been, and are subject to, standards for mine reclamation that have been established by various governmental agencies. The Company records the fair value of an asset retirement obligation as a liability in the period in which the Company incurs a legal obligation for the retirement of tangible long-lived assets. A corresponding asset is also recorded and depreciated over the life of the asset. After the initial measurement of the asset retirement obligation, the liability is adjusted when there are changes in the estimated future cash flows due to change in estimated costs or change in time until reclamation will commence. Determination of any amounts recognized is based upon numerous estimates and assumptions, including future retirement costs, future inflation rates and the credit-adjusted risk-free interest rates. Such assumptions are based on the Company's current mining plan and the best available information for making such estimates. See Note 13.

For non-operating properties, the Company accrues costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable. Such costs are based on management's estimate of amounts expected to be incurred when the remediation work is performed.

Financial Instruments

The Company's financial instruments include cash and cash equivalents as well as various notes payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity and interest rates of these financial instruments, approximates fair value at December 31, 2019 and 2018.

Fair Value Measurements

The Company discloses the following information for each class of assets and liabilities that are measured at fair value:

1.	the fair value measurement;
2.	the level within the fair value hierarchy in which the fair value measurements in their entirety fall, segregating fair value measurements using quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3);
3.	for fair value measurements using significant unobservable inputs (Level 3), a reconciliation of the beginning and ending balances, separately presenting changes during the period attributable to the following:
a.	total gains or losses for the period (realized and unrealized), segregating those gains or losses included in earnings, and a description of where those gains or losses included in earnings are reported in the statement of operations;
b.	the amount of these gains or losses attributable to the change in unrealized gains or losses relating to those assets or liabilities still held at the reporting period date and a description of where those unrealized gains or losses are reported;
c.	purchases, sales, issuances, and settlements (net); and
d.	transfers into and/or out of Level 3.
4.	the amount of the total gains or losses for the period included in earnings that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date and a description of where those unrealized gains or losses are reported in the statement of operations; and
5.	in annual periods only, the valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques, if any, during the period.

At December 31, 2019 and December 31, 2018, the Company has no assets nor liabilities that require measurement at fair value on a recurring basis.

Going Concern

As shown in the accompanying financial statements, the Company had an accumulated deficit of $9,451,218 through December 31, 2019 and net loss of $3,776,293 for the year ended December 31, 2019 which raises some doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Although production has restarted in 2019, it has not yet reached optimum levels. The timing and amount of capital requirements will depend on a number of factors, including demand for products, metals market pricing, and the availability of opportunities for expansion through affiliations and other business relationships. Although management has procured funding through a forward sales agreement (Note 3) they intend to continue to seek new capital from equity securities issuances to provide funds needed to increase liquidity, fund internal growth, and fully implement its business plan. The Company's management believes that is has sufficient funds to meet its obligations and continue production over the next twelve months.

New Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-02 Leases (Topic 842). The update modifies the classification criteria and requires lessees to recognize the assets and liabilities on the balance sheet for most leases. The update is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. Upon implementation of the new guidance, the Company will be required to recognize a liability and right-of-use asset for its operating leases. The Company has elected the transition option to apply the new guidance at the effective date without adjusting comparative periods presented. Adoption of the ASU on January 1, 2019 had no material impact to the Company's financial statements as the Company has no contracts that meet the criteria of this ASU.

In June 2018, the FASB issued ASU No. 2018-07 Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The update involves simplification of several aspects of accounting for nonemployee share-based payment transactions by expanding the scope of Topic 718 to include nonemployee awards. The update was effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, with early adoption permitted. Adoption of this update as of January 1, 2019 did not have a material impact on the Company's financial statements.

In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The update removes, modifies and makes additions to certain disclosure requirements with respect to fair value measurements. The update is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is evaluating the impact of this update on fair value measurement disclosures.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.